Condensed Financial Information (Parent Company) (Condensed Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ (2,088)	$ 577	$ 110	$ 2,201	$ 834	$ 1,203	$ 1,115	$ 2,158	$ 800	$ 5,310	$ 6,309
Goodwill impairment									260	0	0
Other, net									136	164	101
Net cash provided by (used in) operating activities									14,827	14,129	16,376
Cash flows from investing activities
Sales of fixed maturity securities									150,658	146,732	118,526
Purchases of fixed maturity securities									(146,397)	(148,799)	(130,197)
Cash received in connection with freestanding derivatives									4,259	2,690	1,760
Cash paid in connection with freestanding derivatives									(6,963)	(4,211)	(4,003)
Net change in short-term investments									1,270	(777)	5,167
Other, net									(457)	(59)	(341)
Net cash provided by (used in) investing activities									(5,850)	(10,398)	(15,055)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions									(3,636)	1,544	5,031
Long-term debt issued									0	3,893	1,000
Long-term debt repaid									(1,279)	(1,438)	(2,862)
Common stock issued, net of issuance costs									0	0	1,000
Treasury stock acquired in connection with share repurchases									(372)	(1,930)	(1,000)
Preferred stock issued, net of issuance costs									0	1,483	0
Repurchase of preferred stock									0	(1,460)	0
Preferred stock repurchase premium									0	(42)	0
Dividends on preferred stock									(103)	(116)	(122)
Dividends on common stock									(1,736)	(1,653)	(1,499)
Other, net									48	17	47
Net cash provided by (used in) financing activities									(3,550)	(1,295)	2,256
Change in cash and cash equivalents									5,125	1,944	3,223
Cash and cash equivalents, from continuing operations, beginning of year				11,182				9,205	11,182	9,205	6,488
Cash and cash equivalents, from continuing operations, end of year	12,651				11,182				12,651	11,182	9,205
Supplemental disclosures of cash flow information:
Net cash paid for Interest									1,202	1,178	1,213
Net cash paid (received) for Income tax									672	1,127	748
Parent Company
Cash flows from operating activities
Net income (loss)									800	5,310	6,309
Earnings of subsidiaries									(1,783)	(5,985)	(6,907)
Dividends from subsidiaries									4,470	2,335	2,388
Goodwill impairment									147	0	0
Other, net									113	(54)	825
Net cash provided by (used in) operating activities									3,747	1,606	2,615
Cash flows from investing activities
Sales of fixed maturity securities									8,603	7,952	6,611
Purchases of fixed maturity securities									(7,409)	(7,957)	(7,181)
Cash received in connection with freestanding derivatives									311	930	438
Cash paid in connection with freestanding derivatives									(561)	(510)	(281)
Sales of businesses									291	0	7
Expense paid on behalf of subsidiaries									(68)	(40)	(54)
Receipts on loans to subsidiaries									140	761	832
Issuances of loans to subsidiaries									(140)	(300)	(370)
Returns of capital from subsidiaries									80	5	0
Capital contributions to subsidiaries									(1,733)	(667)	(1,262)
Net change in short-term investments									120	110	182
Other, net									(18)	2	101
Net cash provided by (used in) investing activities									(384)	286	(977)
Cash flows from financing activities
Net change in payables for collateral under securities loaned and other transactions									(80)	(122)	264
Long-term debt issued									0	2,739	1,000
Long-term debt repaid									(1,250)	(1,000)	(1,550)
Common stock issued, net of issuance costs									0	0	1,000
Treasury stock acquired in connection with share repurchases									(372)	(1,930)	(1,000)
Preferred stock issued, net of issuance costs									0	1,483	0
Repurchase of preferred stock									0	(1,460)	0
Preferred stock repurchase premium									0	(42)	0
Dividends on preferred stock									(103)	(116)	(122)
Dividends on common stock									(1,736)	(1,653)	(1,499)
Other, net									91	187	64
Net cash provided by (used in) financing activities									(3,450)	(1,914)	(1,843)
Change in cash and cash equivalents									(87)	(22)	(205)
Cash and cash equivalents, from continuing operations, beginning of year				$ 421				$ 443	421	443	648
Cash and cash equivalents, from continuing operations, end of year	$ 334				$ 421				334	421	443
Supplemental disclosures of cash flow information:
Net cash paid for Interest									1,146	1,133	1,138
Net cash paid (received) for Income tax									(433)	(171)	(862)
Non-cash transactions
Dividends from subsidiary									2,652	0	81
Returns of capital from subsidiaries									372	4,284	6,308
Capital contributions to subsidiaries									157	4,120	6,388
Payables to subsidiaries for future capital contributions									0	120	445
Allocation of interest expense to subsidiary									39	28	27
Allocation of interest income to subsidiary									54	57	65
Amounts paid to (received from) subsidiaries, net | Parent Company
Supplemental disclosures of cash flow information:
Net cash paid (received) for Income tax									(569)	(226)	(1,247)
Income tax paid (received) by MetLife, Inc., net | Parent Company
Supplemental disclosures of cash flow information:
Net cash paid (received) for Income tax									$ 136	$ 55	$ 385